Revenues - Additional information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Transaction price
Revenues	€ 751,448	€ 618,034	€ 500,924	[1]
EVT Execute
Transaction price
Revenues	546,718	471,052	394,094
Contributions | EVT Execute
Transaction price
Revenues	10,551	8,565	4,648
BMS
Transaction price
Revenue from contracts with customers	€ 138,737	€ 98,616	62,561
BMS | Minimum
Transaction price
Percentage of entity's revenue	10.00%	10.00%
Within one year
Transaction price
Transaction price allocated to the remaining performance obligation	€ 405,710	€ 225,061	377,216
After one year
Transaction price
Transaction price allocated to the remaining performance obligation	€ 158,068	€ 67,619	€ 69,328

[1]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”